Changes in Carrying Amount of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Indefinite-lived Intangible Assets by Major Class [Line Items]
Beginning balance	$ 8,793	¥ 721,000	¥ 721,000
Impairment
Other
Ending balance	$ 8,793	¥ 721,000	¥ 721,000